Segment Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)
Segment Information
Number of reportable segments | segment	1
Total	$ 0	$ 0
United States
Segment Information
Total	0	0
United Kingdom
Segment Information
Total	$ 0	$ 0